PARENT COMPANY FINANCIAL DATA (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Other assets	$ 4,207	$ 5,040
Total assets	374,917	334,049
Liabilities and Stockholders' Equity
Long term subordinated debt	9,605
Other liabilities	2,959	3,052
Total liabilities	345,884	303,585
Shareholders' equity	29,033	27,884
Total Liabilities and Stockholders' Equity	374,917	$ 334,049
Parent Company [Member]
Assets:
Cash and demand deposits	779
Investment in bank subsidiary	37,897
Other assets	12
Total assets	38,688
Liabilities and Stockholders' Equity
Long term subordinated debt	9,605
Other liabilities	70
Total liabilities	9,675
Shareholders' equity	29,013
Total Liabilities and Stockholders' Equity	$ 38,688